UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01677
JOHN HANCOCK CAPITAL SERIES
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended October 31, 2024:
John Hancock Capital Series
  John Hancock Classic Value Fund
  John Hancock U.S. Global Leaders Growth Fund

John Hancock U.S. Global Leaders Growth Fund
Class A/USGLX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class A/USGLX)	$134	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class A/USGLX) returned 34.35% (excluding sales charges) for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.

TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.

The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class A/USGLX)	27.63%	11.46%	12.09%
U.S. Global Leaders Growth Fund (Class A/USGLX)—excluding sales charge	34.35%	12.61%	12.67%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988693

26A-A
10/24
12/24

John Hancock U.S. Global Leaders Growth Fund
Class C/USLCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class C/USLCX)	$221	1.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class C/USLCX) returned 33.33% (excluding sales charges) for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.

TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.

The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class C/USLCX)	32.33%	11.76%	11.83%
U.S. Global Leaders Growth Fund (Class C/USLCX)—excluding sales charge	33.33%	11.76%	11.83%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988693

26A-C
10/24
12/24

John Hancock U.S. Global Leaders Growth Fund
Class I/USLIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class I/USLIX)	$104	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class I/USLIX) returned 34.70% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.

TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.

The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class I/USLIX)	34.70%	12.89%	12.96%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988693

26A-I
10/24
12/24

John Hancock U.S. Global Leaders Growth Fund
Class R2/USLYX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R2/USLYX)	$143	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class R2/USLYX) returned 34.23% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.

TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.

The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class R2/USLYX)	34.23%	12.49%	12.53%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988693

26A-R2
10/24
12/24

John Hancock U.S. Global Leaders Growth Fund
Class R6/UGLSX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock U.S. Global Leaders Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	$92	0.78%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
U.S. Global Leaders Growth Fund (Class R6/UGLSX) returned 34.85% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by a resilient U.S. economy, increased expectations for interest rate cuts by the U.S. Federal Reserve, and excitement around advancements in artificial intelligence (AI).
TOP PERFORMANCE CONTRIBUTORS
NVIDIA Corp. | Growing demand for the company’s semiconductors from increased applications of generative AI drove the stock’s strong performance.
Amazon.com, Inc. | AI developments aided the company’s cloud computing and online retail businesses.
Netflix, Inc. | The online streaming company benefited from improving subscriber growth and efforts to monetize non-paying users of its programming.

TOP PERFORMANCE DETRACTORS
Synopsys, Inc. | An FTC inquiry regarding the proposed acquisition of an engineering software company put downward pressure on the stock of this semiconductor equipment provider.
Real estate | While all sectors of the fund holdings were positive contributors, the real estate sector was the lowest contributor to the absolute performance of the fund.

The views expressed in this report are exclusively those of the portfolio management team at Sustainable Growth Advisers, LP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Global Leaders Growth Fund (Class R6/UGLSX)	34.85%	13.01%	13.08%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Growth Index	43.77%	19.00%	16.18%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,249,004,121%
Total number of portfolio holdings	$29%
Total advisory fees paid (net)	$16,886,921%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.0%
Microsoft Corp.	6.4%
Visa, Inc., Class A	5.2%
UnitedHealth Group, Inc.	4.8%
Aon PLC, Class A	4.4%
Waste Management, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Synopsys, Inc.	3.8%
S&P Global, Inc.	3.7%

Sector Composition
Information technology	33.7%
Financials	19.1%
Health care	14.4%
Consumer discretionary	12.6%
Communication services	9.3%
Industrials	7.5%
Materials	3.0%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3988693

26A-R6
10/24
12/24

John Hancock Classic Value Fund
Class A/PZFVX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class A/PZFVX)	$127	1.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Classic Value Fund (Class A/PZFVX) returned 21.34% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.

TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.

The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class A/PZFVX)	15.28%	7.98%	6.71%
Classic Value Fund (Class A/PZFVX)—excluding sales charge	21.34%	9.10%	7.26%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3985643

38A-A
10/24
12/24

John Hancock Classic Value Fund
Class C/JCVCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class C/JCVCX)	$209	1.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Classic Value Fund (Class C/JCVCX) returned 20.46% (excluding sales charges) for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.

TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.

The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class C/JCVCX)	19.46%	8.28%	6.46%
Classic Value Fund (Class C/JCVCX)—excluding sales charge	20.46%	8.28%	6.46%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3985643

38A-C
10/24
12/24

John Hancock Classic Value Fund
Class I/JCVIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class I/JCVIX)	$100	0.90%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Classic Value Fund (Class I/JCVIX) returned 21.64% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.

TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.

The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class I/JCVIX)	21.64%	9.37%	7.53%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3985643

38A-I
10/24
12/24

John Hancock Classic Value Fund
Class R2/JCVSX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R2/JCVSX)	$142	1.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Classic Value Fund (Class R2/JCVSX) returned 21.21% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.

TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.

The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R2/JCVSX)	21.21%	8.97%	7.12%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3985643

38A-R2
10/24
12/24

John Hancock Classic Value Fund
Class R5/JCVVX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R5/JCVVX)	$94	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Classic Value Fund (Class R5/JCVVX) returned 21.74% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.

TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.

The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R5/JCVVX)	21.74%	9.44%	7.60%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3985643

38A-R5
10/24
12/24

John Hancock Classic Value Fund
Class R6/JCVWX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the John Hancock Classic Value Fund (the fund) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Classic Value Fund (Class R6/JCVWX)	$88	0.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Classic Value Fund (Class R6/JCVWX) returned 21.78% for the year ended October 31, 2024. Markets moved higher amid positive investor sentiment driven by expectations of rate cuts and the potential for a soft landing for the U.S. economy. AI optimism fueled gains in growth stocks and, as a result, the broader market for much of the year. In the closing months of the period, Federal Reserve interest rate cuts propelled rate-sensitive sectors and value stocks higher.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | Money center bank Citigroup rallied after management articulated expected benefits from its restructuring initiatives. More broadly, large U.S. banks benefitted from upbeat economic sentiment and positive regulatory developments involving a potential scaling back of more stringent capital requirements that were proposed last year.
Wells Fargo & Company | U.S. money center bank Wells Fargo reported a string of solid earnings reports highlighted by strong fee income. Additionally, credit costs remained benign during the year.
Capital One Financial Corp. | Financial services company Capital One’s share price rallied on signs of improvement in credit quality. Additionally, strength within the U.S. labor market had a positive impact on Capital One’s credit card business.

TOP PERFORMANCE DETRACTORS
Dollar General Corp. | Discount retailer Dollar General underperformed as the company’s near-term outlook deteriorated during the third quarter due to continued pressure on Dollar General’s core low-income consumer, as well as an incrementally challenging competitive environment.
Lear Corp. | Automotive seat manufacturer Lear detracted from performance as choppiness in electric vehicle launches and product proliferation led to near-term production inefficiencies for Lear and many other auto suppliers.
Humana, Inc. | Health insurer Humana declined amid elevated medical costs. Additionally, the star rating for several of the company's Medicare Advantage plans, which assesses care quality and drives bonus payments from the government, decreased.

The views expressed in this report are exclusively those of the portfolio management team at Pzena Investment Management, LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Classic Value Fund (Class R6/JCVWX)	21.78%	9.50%	7.65%
Russell 1000 Index	38.07%	15.00%	12.75%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,213,674,851%
Total number of portfolio holdings	$38%
Total advisory fees paid (net)	$9,859,964%
Portfolio turnover rate	$29%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.8%
Wells Fargo & Company	4.5%
Dow, Inc.	4.4%
Capital One Financial Corp.	3.9%
Baxter International, Inc.	3.7%
Global Payments, Inc.	3.4%
Fresenius Medical Care AG, ADR	3.2%
Cognizant Technology Solutions Corp., Class A	3.2%
MetLife, Inc.	3.2%
Equitable Holdings, Inc.	3.2%

Sector Composition
Financials	32.7%
Health care	20.5%
Information technology	10.1%
Consumer discretionary	9.3%
Industrials	5.9%
Consumer staples	5.5%
Communication services	5.0%
Materials	4.4%
Energy	4.1%
Utilities	1.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3985643

38A-R6
10/24
12/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $94,160 and $88,448 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,367 and $1,256 for fiscal years ended October 31, 2024 and October 31, 2023, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $8,764 and $10,506 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $739 and $0 for the fiscal years ended October 31, 2024 and October 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended October 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $834,586 for the fiscal year ended October 31, 2024 and $1,168,567 for the fiscal year ended October 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of August 1, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended October 31, 2024 for the following funds:

John Hancock Capital Series

  John Hancock Classic Value Fund

  John Hancock U.S. Global Leaders Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Classic Value Fund
U.S. equity
October 31, 2024

John Hancock
Classic Value Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
14	Notes to financial statements
21	Report of independent registered public accounting firm
22	Tax information
23	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK CLASSIC VALUE FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 99.0%		$1,201,716,573
(Cost $966,391,479)
Communication services 5.0%		60,909,660
Entertainment 2.0%
The Walt Disney Company	257,236	24,746,103
Media 3.0%
Charter Communications, Inc., Class A (A)	110,386	36,163,557
Consumer discretionary 9.3%		113,114,213
Automobile components 5.6%
Lear Corp.	332,805	31,869,407
Magna International, Inc. (B)	912,513	36,016,888
Household durables 2.0%
Newell Brands, Inc.	2,717,062	23,910,146
Textiles, apparel and luxury goods 1.7%
PVH Corp.	216,512	21,317,772
Consumer staples 5.5%		67,055,839
Consumer staples distribution and retail 3.0%
Dollar General Corp.	451,872	36,167,835
Food products 2.5%
Tyson Foods, Inc., Class A	527,189	30,888,004
Energy 4.1%		50,064,512
Energy equipment and services 1.7%
NOV, Inc.	1,320,794	20,485,515
Oil, gas and consumable fuels 2.4%
Shell PLC, ADR	437,883	29,578,997
Financials 32.7%		396,214,517
Banks 13.8%
Bank of America Corp.	843,523	35,276,132
Citigroup, Inc.	898,226	57,639,162
JPMorgan Chase & Co.	87,629	19,446,628
Wells Fargo & Company	837,283	54,356,412
Capital markets 3.1%
The Goldman Sachs Group, Inc.	37,003	19,159,783
UBS Group AG	601,280	18,447,270
Consumer finance 3.9%
Capital One Financial Corp.	292,183	47,564,471
Financial services 8.7%
Equitable Holdings, Inc.	846,960	38,401,166
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CLASSIC VALUE FUND	2

	Shares	Value
Financials (continued)
Financial services (continued)
Global Payments, Inc.	397,320	$41,206,057
Voya Financial, Inc.	321,646	25,828,174
Insurance 3.2%
MetLife, Inc.	495,910	38,889,262
Health care 20.5%		248,897,561
Health care equipment and supplies 6.3%
Baxter International, Inc.	1,254,278	44,777,725
Medtronic PLC	351,144	31,339,602
Health care providers and services 8.9%
CVS Health Corp.	650,682	36,737,506
Fresenius Medical Care AG, ADR (B)	2,022,050	39,510,857
Humana, Inc.	125,622	32,389,120
Pharmaceuticals 5.3%
Bristol-Myers Squibb Company	613,009	34,187,512
Pfizer, Inc.	1,058,489	29,955,239
Industrials 5.9%		71,894,124
Passenger airlines 2.9%
Delta Air Lines, Inc.	614,124	35,140,175
Professional services 3.0%
SS&C Technologies Holdings, Inc.	525,582	36,753,949
Information technology 10.1%		121,872,755
Electronic equipment, instruments and components 2.0%
TE Connectivity PLC	158,851	23,417,814
IT services 5.8%
Amdocs, Ltd.	355,464	31,190,189
Cognizant Technology Solutions Corp., Class A	523,344	39,036,229
Semiconductors and semiconductor equipment 2.3%
Skyworks Solutions, Inc.	322,317	28,228,523
Materials 4.4%		53,611,866
Chemicals 4.4%
Dow, Inc.	1,085,700	53,611,866
Utilities 1.5%		18,081,526
Electric utilities 1.5%
Edison International	219,436	18,081,526

3	JOHN HANCOCK CLASSIC VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 2.9%			$34,655,539
(Cost $34,634,833)
Short-term funds 2.9%			34,655,539
John Hancock Collateral Trust (C)	4.6622(D)	2,787,571	27,884,350
State Street Institutional Treasury Money Market Fund, Premier Class	4.7506(D)	6,771,189	6,771,189

Total investments (Cost $1,001,026,312) 101.9%	$1,236,372,112
Other assets and liabilities, net (1.9%)	(22,697,261)
Total net assets 100.0%	$1,213,674,851

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 10-31-24.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $1,014,899,364. Net unrealized appreciation aggregated to $221,472,748, of which $298,151,364 related to gross unrealized appreciation and $76,678,616 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 10-31-24:
United States	85.3%
Ireland	4.5%
Germany	3.3%
Canada	3.0%
United Kingdom	2.4%
Switzerland	1.5%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CLASSIC VALUE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $973,162,668) including $27,240,786 of securities loaned	$1,208,487,762
Affiliated investments, at value (Cost $27,863,644)	27,884,350
Total investments, at value (Cost $1,001,026,312)	1,236,372,112
Dividends and interest receivable	1,394,462
Receivable for fund shares sold	5,265,023
Receivable for securities lending income	6,026
Other assets	188,888
Total assets	1,243,226,511
Liabilities
Payable for investments purchased	31,651
Payable for fund shares repurchased	586,660
Payable upon return of securities loaned	27,848,388
Payable to affiliates
Investment management fees	738,020
Accounting and legal services fees	57,927
Transfer agent fees	67,956
Distribution and service fees	69,627
Trustees’ fees	1,345
Other liabilities and accrued expenses	150,086
Total liabilities	29,551,660
Net assets	$1,213,674,851
Net assets consist of
Paid-in capital	$712,459,874
Total distributable earnings (loss)	501,214,977
Net assets	$1,213,674,851

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($305,610,883 ÷ 8,574,405 shares)[1]	$35.64
Class C ($3,921,948 ÷ 113,159 shares)[1]	$34.66
Class I ($352,714,251 ÷ 9,854,702 shares)	$35.79
Class R2 ($2,612,487 ÷ 73,456 shares)	$35.57
Class R5 ($120,280 ÷ 3,355 shares)	$35.85
Class R6 ($548,695,002 ÷ 15,297,232 shares)	$35.87
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$37.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$38,523,479
Securities lending	93,045
Less foreign taxes withheld	(755,851)
Total investment income	37,860,673
Expenses
Investment management fees	9,972,481
Distribution and service fees	864,700
Accounting and legal services fees	270,780
Transfer agent fees	1,062,759
Trustees’ fees	32,137
Custodian fees	165,918
State registration fees	128,175
Printing and postage	121,593
Professional fees	118,946
Other	329,930
Total expenses	13,067,419
Less expense reductions	(112,517)
Net expenses	12,954,902
Net investment income	24,905,771
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	278,930,034
Affiliated investments	10,707
278,940,741
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,779,876)
Affiliated investments	18,407
(5,761,469)
Net realized and unrealized gain	273,179,272
Increase in net assets from operations	$298,085,043
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment income	$24,905,771	$24,286,391
Net realized gain	278,940,741	91,838,580
Change in net unrealized appreciation (depreciation)	(5,761,469)	(73,477,698)
Increase in net assets resulting from operations	298,085,043	42,647,273
Distributions to shareholders
From earnings
Class A	(20,463,888)	(54,064,048)
Class C	(274,220)	(943,536)
Class I	(48,058,890)	(213,626,082)
Class R2	(154,844)	(354,523)
Class R5	(7,774)	(30,934)
Class R6	(30,658,530)	(20,227,850)
Total distributions	(99,618,146)	(289,246,973)
From fund share transactions	(376,962,845)	(177,399,881)
Total decrease	(178,495,948)	(423,999,581)
Net assets
Beginning of year	1,392,170,799	1,816,170,380
End of year	$1,213,674,851	$1,392,170,799
7	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$31.23	$37.10	$40.19	$23.99	$31.31
Net investment income[1]	0.54	0.44	0.41	0.25	0.35
Net realized and unrealized gain (loss) on investments	6.06	(0.32)[2]	(3.27)	16.35	(6.18)
Total from investment operations	6.60	0.12	(2.86)	16.60	(5.83)
Less distributions
From net investment income	(0.48)	(0.60)	(0.23)	(0.40)	(0.78)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(2.19)	(5.99)	(0.23)	(0.40)	(1.49)
Net asset value, end of period	$35.64	$31.23	$37.10	$40.19	$23.99
Total return (%)[3,4]	21.34	0.81	(7.13)	69.72	(19.83)
Ratios and supplemental data
Net assets, end of period (in millions)	$306	$297	$346	$416	$249
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[5]	1.14	1.13	1.15	1.19
Expenses including reductions	1.15[5]	1.14	1.13	1.14	1.18
Net investment income	1.55	1.31	1.07	0.68	1.36
Portfolio turnover (%)	29	24	18	25	35

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	8

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$30.42	$36.24	$39.32	$23.50	$30.72
Net investment income (loss)[1]	0.28	0.19	0.12	(0.02)	0.18
Net realized and unrealized gain (loss) on investments	5.90	(0.31)[2]	(3.20)	16.06	(6.14)
Total from investment operations	6.18	(0.12)	(3.08)	16.04	(5.96)
Less distributions
From net investment income	(0.23)	(0.31)	—	(0.22)	(0.55)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(1.94)	(5.70)	—	(0.22)	(1.26)
Net asset value, end of period	$34.66	$30.42	$36.24	$39.32	$23.50
Total return (%)[3,4]	20.46	0.04	(7.83)	68.52	(20.47)
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$7	$8	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91[5]	1.89	1.88	1.90	1.94
Expenses including reductions	1.90[5]	1.89	1.88	1.89	1.93
Net investment income (loss)	0.81	0.58	0.32	(0.05)	0.67
Portfolio turnover (%)	29	24	18	25	35

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Includes interest expense of 0.02%.
9	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$31.35	$37.24	$40.34	$24.06	$31.40
Net investment income[1]	0.64	0.55	0.51	0.34	0.43
Net realized and unrealized gain (loss) on investments	6.08	(0.35)[2]	(3.28)	16.41	(6.20)
Total from investment operations	6.72	0.20	(2.77)	16.75	(5.77)
Less distributions
From net investment income	(0.57)	(0.70)	(0.33)	(0.47)	(0.86)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(2.28)	(6.09)	(0.33)	(0.47)	(1.57)
Net asset value, end of period	$35.79	$31.35	$37.24	$40.34	$24.06
Total return (%)[3]	21.64	1.06	(6.90)	70.19	(19.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$353	$668	$1,335	$2,545	$886
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[4]	0.89	0.88	0.90	0.94
Expenses including reductions	0.90[4]	0.89	0.88	0.89	0.93
Net investment income	1.81	1.60	1.31	0.92	1.66
Portfolio turnover (%)	29	24	18	25	35

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	10

CLASS R2 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$31.16	$37.01	$40.10	$23.93	$31.23
Net investment income[1]	0.49	0.40	0.36	0.20	0.35
Net realized and unrealized gain (loss) on investments	6.06	(0.32)[2]	(3.27)	16.34	(6.20)
Total from investment operations	6.55	0.08	(2.91)	16.54	(5.85)
Less distributions
From net investment income	(0.43)	(0.54)	(0.18)	(0.37)	(0.74)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(2.14)	(5.93)	(0.18)	(0.37)	(1.45)
Net asset value, end of period	$35.57	$31.16	$37.01	$40.10	$23.93
Total return (%)[3]	21.21	0.69	(7.27)	69.57	(19.93)
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$2	$2	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[4]	1.27	1.26	1.28	1.32
Expenses including reductions	1.28[4]	1.26	1.25	1.27	1.31
Net investment income	1.40	1.17	0.94	0.56	1.39
Portfolio turnover (%)	29	24	18	25	35

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes interest expense of 0.02%.
11	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$31.39	$37.29	$40.39	$24.09	$31.42
Net investment income[1]	0.64	0.58	0.52	0.36	0.49
Net realized and unrealized gain (loss) on investments	6.12	(0.38)[2]	(3.27)	16.42	(6.24)
Total from investment operations	6.76	0.20	(2.75)	16.78	(5.75)
Less distributions
From net investment income	(0.59)	(0.71)	(0.35)	(0.48)	(0.87)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(2.30)	(6.10)	(0.35)	(0.48)	(1.58)
Net asset value, end of period	$35.85	$31.39	$37.29	$40.39	$24.09
Total return (%)[3]	21.74	1.09	(6.85)	70.30	(19.56)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]	$—[4]	$—[4]	$—[4]	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.83	0.83	0.85	0.87
Expenses including reductions	0.85[5]	0.82	0.82	0.84	0.86
Net investment income	1.82	1.69	1.34	0.97	1.81
Portfolio turnover (%)	29	24	18	25	35

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Includes interest expense of 0.02%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Classic Value Fund	12

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$31.41	$37.30	$40.41	$24.09	$31.43
Net investment income[1]	0.66	0.44	0.55	0.38	0.46
Net realized and unrealized gain (loss) on investments	6.11	(0.21)[2]	(3.29)	16.43	(6.20)
Total from investment operations	6.77	0.23	(2.74)	16.81	(5.74)
Less distributions
From net investment income	(0.60)	(0.73)	(0.37)	(0.49)	(0.89)
From net realized gain	(1.71)	(5.39)	—	—	(0.71)
Total distributions	(2.31)	(6.12)	(0.37)	(0.49)	(1.60)
Net asset value, end of period	$35.87	$31.41	$37.30	$40.41	$24.09
Total return (%)[3]	21.78	1.18	(6.83)	70.41	(19.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$549	$421	$126	$163	$253
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80[4]	0.78	0.78	0.80	0.83
Expenses including reductions	0.79[4]	0.78	0.77	0.79	0.82
Net investment income	1.89	1.33	1.42	1.08	1.76
Portfolio turnover (%)	29	24	18	25	35

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes interest expense of 0.02%.
13	JOHN HANCOCK Classic Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Classic Value Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
| JOHN HANCOCK Classic Value Fund	14

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2024, the fund loaned securities valued at $27,240,786 and received $27,848,388 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
15	JOHN HANCOCK Classic Value Fund |

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. During the year ended October 31, 2024, the average daily loan balance for which loans were outstanding amounted to $176,500,000 and the weighted average interest rate was 6.33%. Interest expense, paid under the line of credit, amounted to approximately $274,700 and is included in Other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2024 were $6,932.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2024 and 2023 was as follows:
	October 31, 2024	October 31, 2023
Ordinary income	$24,356,434	$81,899,382
Long-term capital gains	75,261,712	207,347,591
Total	$99,618,146	$289,246,973
| JOHN HANCOCK Classic Value Fund	16

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $34,544,652 of undistributed ordinary income and $245,197,576 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.710% of the first $2.5 billion of the fund’s average daily net assets; (b) 0.700% of the next $2.5 billion of the fund’s average daily net assets and (c) 0.690% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Pzena Investment Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$25,961
Class C	363
Class I	45,229
Class R2	209
Class	Expense reduction
Class R5	$9
Class R6	40,746
Total	$112,517

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
17	JOHN HANCOCK Classic Value Fund |

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R5	—	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $55,909 for the year ended October 31, 2024. Of this amount, $9,630 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $46,279 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $330 and $751 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Classic Value Fund	18

Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$806,746	$372,561
Class C	45,272	5,228
Class I	—	660,638
Class R2	12,611	126
Class R5	71	6
Class R6	—	24,200
Total	$864,700	$1,062,759
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	400,871	$14,035,888	897,830	$29,811,758
Distributions reinvested	554,762	19,255,780	1,678,901	50,870,710
Repurchased	(1,879,411)	(65,812,650)	(2,406,995)	(80,024,499)
Net increase (decrease)	(923,778)	$(32,520,982)	169,736	$657,969
Class C shares
Sold	14,198	$484,569	25,860	$841,764
Distributions reinvested	7,327	248,895	28,421	844,401
Repurchased	(52,563)	(1,801,239)	(90,382)	(3,029,446)
Net decrease	(31,038)	$(1,067,775)	(36,101)	$(1,343,281)
Class I shares
Sold	1,893,476	$66,351,663	6,564,314	$222,837,616
Distributions reinvested	1,316,192	45,777,158	6,811,886	206,740,734
Repurchased	(14,656,873)	(522,487,365)	(27,921,075)	(950,836,667)
Net decrease	(11,447,205)	$(410,358,544)	(14,544,875)	$(521,258,317)
Class R2 shares
Sold	7,266	$254,371	5,024	$165,184
Distributions reinvested	4,414	153,044	11,435	346,032
Repurchased	(9,934)	(353,967)	(5,940)	(202,461)
Net increase	1,746	$53,448	10,519	$308,755
19	JOHN HANCOCK Classic Value Fund |

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	457	$16,015	485	$16,556
Distributions reinvested	223	7,774	1,018	30,934
Repurchased	(644)	(22,255)	(3,182)	(103,971)
Net increase (decrease)	36	$1,534	(1,679)	$(56,481)
Class R6 shares
Sold	3,734,938	$132,877,622	10,922,731	$375,493,342
Distributions reinvested	867,005	30,189,130	663,391	20,153,804
Repurchased	(2,712,864)	(96,137,278)	(1,560,248)	(51,355,672)
Net increase	1,889,079	$66,929,474	10,025,874	$344,291,474
Total net decrease	(10,511,160)	$(376,962,845)	(4,376,526)	$(177,399,881)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $401,533,895 and $857,854,894, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,787,571	$48,022,361	$317,761,341	$(337,928,466)	$10,707	$18,407	$93,045	—	$27,884,350

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK Classic Value Fund	20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and Shareholders of John Hancock Classic Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Classic Value Fund (one of the funds constituting John Hancock Capital Series, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
21	JOHN HANCOCK CLASSIC VALUE FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $75,261,712 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK CLASSIC VALUE FUND	22

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Capital Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Pzena Investment Management, LLC (the Subadvisor), for John Hancock Classic Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and  expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
23	JOHN HANCOCK CLASSIC VALUE FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK CLASSIC VALUE FUND	24

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and the peer group median for the one-, three-, and five- year periods ended December 31, 2023, and underperformed for the ten-year period ended December 31, 2023. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and the peer group for the one-, three- and five-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board noted actions taken to reduce the fund’s fees and expenses during the prior year. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that
25	JOHN HANCOCK CLASSIC VALUE FUND |

the fund’s distributor, an afﬁliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory afﬁliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK CLASSIC VALUE FUND	26

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
27	JOHN HANCOCK CLASSIC VALUE FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the benchmark index and the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
| JOHN HANCOCK CLASSIC VALUE FUND	28

(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
29	JOHN HANCOCK CLASSIC VALUE FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Classic Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3985643	38A 10/24
12/24

Annual Financial Statements & Other N-CSR Items
John Hancock
U.S. Global Leaders Growth Fund
U.S. equity
October 31, 2024

John Hancock
U.S. Global Leaders Growth Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
12	Notes to financial statements
19	Report of independent registered public accounting firm
20	Tax information
21	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |

Fund’s investments
AS OF 10-31-24
	Shares	Value
Common stocks 99.6%		$2,240,041,921
(Cost $1,239,336,898)
Communication services 9.3%		210,089,210
Entertainment 2.5%
Netflix, Inc. (A)	75,912	57,391,749
Interactive media and services 6.8%
Alphabet, Inc., Class C	349,966	60,435,629
Meta Platforms, Inc., Class A	162,553	92,261,832
Consumer discretionary 12.6%		283,709,139
Broadline retail 7.0%
Amazon.com, Inc. (A)	839,830	156,544,313
Hotels, restaurants and leisure 5.6%
Starbucks Corp.	467,783	45,702,399
Yum! Brands, Inc.	621,092	81,462,427
Financials 19.1%		428,568,600
Capital markets 6.9%
MSCI, Inc.	124,580	71,160,096
S&P Global, Inc.	174,823	83,977,976
Consumer finance 2.6%
American Express Company	214,489	57,929,189
Financial services 5.2%
Visa, Inc., Class A	404,585	117,268,962
Insurance 4.4%
Aon PLC, Class A	267,758	98,232,377
Health care 14.4%		323,698,690
Health care providers and services 4.8%
UnitedHealth Group, Inc.	189,222	106,815,819
Life sciences tools and services 6.2%
Danaher Corp.	284,386	69,862,265
Thermo Fisher Scientific, Inc.	128,236	70,057,892
Pharmaceuticals 3.4%
Novo Nordisk A/S, ADR	687,474	76,962,714
Industrials 7.5%		169,532,408
Commercial services and supplies 4.3%
Waste Management, Inc.	451,008	97,350,077
Ground transportation 3.2%
Canadian Pacific Kansas City, Ltd.	935,489	72,182,331
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	2

	Shares	Value
Information technology 33.7%		$758,109,060
IT services 2.5%
Gartner, Inc. (A)	114,458	57,515,145
Semiconductors and semiconductor equipment 4.2%
NVIDIA Corp.	704,590	93,541,368
Software 23.8%
Autodesk, Inc. (A)	211,984	60,161,059
Intuit, Inc.	132,374	80,787,852
Microsoft Corp.	353,744	143,743,875
Salesforce, Inc.	158,363	46,142,227
ServiceNow, Inc. (A)	49,146	45,852,727
Synopsys, Inc. (A)	168,535	86,561,261
Workday, Inc., Class A (A)	304,420	71,188,617
Technology hardware, storage and peripherals 3.2%
Apple, Inc.	321,433	72,614,929
Materials 3.0%		66,334,814
Chemicals 3.0%
Ecolab, Inc.	269,950	66,334,814

	Yield (%)	Shares	Value
Short-term investments 0.5%			$10,696,623
(Cost $10,696,623)
Short-term funds 0.5%			10,696,623
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.8111(B)	10,696,623	10,696,623

Total investments (Cost $1,250,033,521) 100.1%	$2,250,738,544
Other assets and liabilities, net (0.1%)	(1,734,423)
Total net assets 100.0%	$2,249,004,121

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-24.
At 10-31-24, the aggregate cost of investments for federal income tax purposes was $1,253,352,037. Net unrealized appreciation aggregated to $997,386,507, of which $999,917,848 related to gross unrealized appreciation and $2,531,341 related to gross unrealized depreciation.
3	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-24

Assets
Unaffiliated investments, at value (Cost $1,250,033,521)	$2,250,738,544
Dividends and interest receivable	535,464
Receivable for fund shares sold	1,059,234
Other assets	183,883
Total assets	2,252,517,125
Liabilities
Payable for investments purchased	98,543
Payable for fund shares repurchased	1,264,978
Payable to affiliates
Investment management fees	1,403,178
Accounting and legal services fees	107,429
Transfer agent fees	191,749
Distribution and service fees	231,461
Trustees’ fees	2,058
Other liabilities and accrued expenses	213,608
Total liabilities	3,513,004
Net assets	$2,249,004,121
Net assets consist of
Paid-in capital	$962,312,034
Total distributable earnings (loss)	1,286,692,087
Net assets	$2,249,004,121

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($958,211,728 ÷ 13,271,586 shares)[1]	$72.20
Class C ($27,987,473 ÷ 529,246 shares)[1]	$52.88
Class I ($912,058,523 ÷ 11,220,262 shares)	$81.29
Class R2 ($1,352,018 ÷ 17,535 shares)	$77.10
Class R6 ($349,394,379 ÷ 4,233,253 shares)	$82.54
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$76.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	4

STATEMENT OF OPERATIONS For the year ended 10-31-24

Investment income
Dividends	$17,670,208
Less foreign taxes withheld	(299,857)
Total investment income	17,370,351
Expenses
Investment management fees	17,077,359
Distribution and service fees	2,634,995
Accounting and legal services fees	453,322
Transfer agent fees	2,338,462
Trustees’ fees	50,379
Custodian fees	270,988
State registration fees	126,005
Printing and postage	161,419
Professional fees	153,219
Other	134,445
Total expenses	23,400,593
Less expense reductions	(190,438)
Net expenses	23,210,155
Net investment loss	(5,839,804)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	388,048,030
Affiliated investments	(492)
388,047,538
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	312,371,217
312,371,217
Net realized and unrealized gain	700,418,755
Increase in net assets from operations	$694,578,951
5	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-24	Year ended 10-31-23
Increase (decrease) in net assets
From operations
Net investment loss	$(5,839,804)	$(5,413,835)
Net realized gain (loss)	388,047,538	(43,183,074)
Change in net unrealized appreciation (depreciation)	312,371,217	281,121,482
Increase in net assets resulting from operations	694,578,951	232,524,573
From fund share transactions	(611,597,836)	(246,322,268)
Total increase (decrease)	82,981,115	(13,797,695)
Net assets
Beginning of year	2,166,023,006	2,179,820,701
End of year	$2,249,004,121	$2,166,023,006
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	6

Financial highlights
CLASS A SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$53.74	$48.62	$76.20	$62.60	$51.76
Net investment loss[1]	(0.27)	(0.21)	(0.33)	(0.39)	(0.22)
Net realized and unrealized gain (loss) on investments	18.73	5.33	(21.23)	21.14	14.56
Total from investment operations	18.46	5.12	(21.56)	20.75	14.34
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$72.20	$53.74	$48.62	$76.20	$62.60
Total return (%)[2,3]	34.35	10.53	(30.48)	35.67	29.28
Ratios and supplemental data
Net assets, end of period (in millions)	$958	$783	$775	$1,217	$921
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.15	1.14	1.13	1.16
Expenses including reductions	1.14	1.14	1.13	1.13	1.15
Net investment loss	(0.41)	(0.40)	(0.59)	(0.57)	(0.40)
Portfolio turnover (%)	29	24	31	32	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
7	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$39.66	$36.15	$58.66	$50.00	$42.31
Net investment loss[1]	(0.56)	(0.45)	(0.59)	(0.70)	(0.51)
Net realized and unrealized gain (loss) on investments	13.78	3.96	(15.90)	16.51	11.70
Total from investment operations	13.22	3.51	(16.49)	15.81	11.19
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$52.88	$39.66	$36.15	$58.66	$50.00
Total return (%)[2,3]	33.33	9.71	(31.00)	34.66	28.30
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$29	$34	$79	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.89	1.90	1.89	1.88	1.91
Expenses including reductions	1.89	1.89	1.88	1.88	1.90
Net investment loss	(1.15)	(1.15)	(1.34)	(1.32)	(1.15)
Portfolio turnover (%)	29	24	31	32	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	8

CLASS I SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$60.35	$54.46	$84.41	$68.49	$56.19
Net investment loss[1]	(0.11)	(0.09)	(0.20)	(0.25)	(0.09)
Net realized and unrealized gain (loss) on investments	21.05	5.98	(23.73)	23.32	15.89
Total from investment operations	20.94	5.89	(23.93)	23.07	15.80
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$81.29	$60.35	$54.46	$84.41	$68.49
Total return (%)[2]	34.70	10.82	(30.31)	36.01	29.58
Ratios and supplemental data
Net assets, end of period (in millions)	$912	$1,007	$1,037	$1,027	$662
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.90	0.89	0.88	0.91
Expenses including reductions	0.89	0.89	0.88	0.88	0.90
Net investment loss	(0.15)	(0.15)	(0.32)	(0.32)	(0.15)
Portfolio turnover (%)	29	24	31	32	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
9	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$57.44	$52.01	$81.16	$66.33	$54.71
Net investment loss[1]	(0.35)	(0.28)	(0.43)	(0.50)	(0.31)
Net realized and unrealized gain (loss) on investments	20.01	5.71	(22.70)	22.48	15.43
Total from investment operations	19.66	5.43	(23.13)	21.98	15.12
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$77.10	$57.44	$52.01	$81.16	$66.33
Total return (%)[2]	34.23	10.44	(30.56)	35.50	29.11
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.23	1.24	1.24	1.25	1.28
Expenses including reductions	1.22	1.24	1.23	1.24	1.27
Net investment loss	(0.49)	(0.50)	(0.70)	(0.68)	(0.53)
Portfolio turnover (%)	29	24	31	32	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK U.S. Global Leaders Growth Fund	10

CLASS R6 SHARES Period ended	10-31-24	10-31-23	10-31-22	10-31-21	10-31-20
Per share operating performance
Net asset value, beginning of period	$61.21	$55.18	$85.35	$69.12	$56.61
Net investment loss[1]	(0.03)	(0.03)	(0.15)	(0.17)	(0.03)
Net realized and unrealized gain (loss) on investments	21.36	6.06	(24.00)	23.55	16.04
Total from investment operations	21.33	6.03	(24.15)	23.38	16.01
Less distributions
From net realized gain	—	—	(6.02)	(7.15)	(3.50)
Net asset value, end of period	$82.54	$61.21	$55.18	$85.35	$69.12
Total return (%)[2]	34.85	10.93	(30.23)	36.14	29.74
Ratios and supplemental data
Net assets, end of period (in millions)	$349	$346	$332	$501	$353
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.78	0.78	0.80
Expenses including reductions	0.78	0.78	0.77	0.77	0.79
Net investment loss	(0.04)	(0.04)	(0.23)	(0.22)	(0.06)
Portfolio turnover (%)	29	24	31	32	50

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK U.S. Global Leaders Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock U.S. Global Leaders Growth Fund (the fund) is a series of John Hancock Capital Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
| JOHN HANCOCK U.S. Global Leaders Growth Fund	12

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of October 31, 2024, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
13	JOHN HANCOCK U.S. Global Leaders Growth Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended October 31, 2024 were $10,492.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
Qualified late year ordinary losses of $5,748,463 are treated as occurring on November 1, 2024, the first day of the fund’s next taxable year.
As of October 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
| JOHN HANCOCK U.S. Global Leaders Growth Fund	14

There were no distributions for the years ended October 31, 2024 and 2023.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2024, the components of distributable earnings on a tax basis consisted of $295,055,892 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s average daily net assets; (b) 0.730% of the next $500 million of the fund’s average daily net assets; (c) 0.710% of the next $1 billion of the fund’s average daily net assets; (d) 0.700% of the next $3 billion of the fund’s average daily net assets; and (e) 0.650% of the fund’s average daily net assets in excess of $5 billion. The Advisor has a subadvisory agreement with Sustainable Growth Advisers, LP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2024, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
15	JOHN HANCOCK U.S. Global Leaders Growth Fund |

For the year ended October 31, 2024, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$74,978
Class C	2,448
Class I	84,195
Class	Expense reduction
Class R2	$117
Class R6	28,700
Total	$190,438

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2024, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $289,690 for the year ended October 31, 2024. Of this amount, $48,905 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $240,785 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2024, CDSCs received by the Distributor amounted to $1,385 and $1,650 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five
| JOHN HANCOCK U.S. Global Leaders Growth Fund	16

categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2024 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,323,689	$1,072,936
Class C	304,825	35,202
Class I	—	1,212,800
Class R2	6,481	71
Class R6	—	17,453
Total	$2,634,995	$2,338,462
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$ 47,183,333	6	5.803%	$ (45,632)
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2024 and 2023 were as follows:
	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	716,801	$47,315,493	1,006,149	$53,188,753
Repurchased	(2,014,404)	(133,872,563)	(2,381,995)	(126,016,915)
Net decrease	(1,297,603)	$(86,557,070)	(1,375,846)	$(72,828,162)
Class C shares
Sold	56,676	$2,745,710	65,177	$2,549,689
Repurchased	(256,687)	(12,519,366)	(289,895)	(11,335,130)
Net decrease	(200,011)	$(9,773,656)	(224,718)	$(8,785,441)
17	JOHN HANCOCK U.S. Global Leaders Growth Fund |

	Year Ended 10-31-24		Year Ended 10-31-23
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,237,118	$164,945,156	3,600,389	$213,734,816
Repurchased	(7,703,949)	(575,983,974)	(5,951,492)	(355,790,915)
Net decrease	(5,466,831)	$(411,038,818)	(2,351,103)	$(142,056,099)
Class R2 shares
Sold	1,421	$101,205	3,933	$232,902
Repurchased	(6,426)	(474,248)	(8,508)	(503,132)
Net decrease	(5,005)	$(373,043)	(4,575)	$(270,230)
Class R6 shares
Sold	541,060	$40,733,603	1,075,674	$64,976,113
Repurchased	(1,956,019)	(144,588,852)	(1,442,995)	(87,358,449)
Net decrease	(1,414,959)	$(103,855,249)	(367,321)	$(22,382,336)
Total net decrease	(8,384,409)	$(611,597,836)	(4,323,563)	$(246,322,268)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $666,975,361 and $1,263,876,726, respectively, for the year ended October 31, 2024.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Information technology companies can be significantly affected by rapid obsolescence, short product cycles, competition from new market entrants, and heightened cybersecurity risk, among other factors.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$120,071,879	$(120,071,387)	$(492)	—	—	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
| JOHN HANCOCK U.S. Global Leaders Growth Fund	18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Capital Series and Shareholders of John Hancock U.S. Global Leaders Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock U.S. Global Leaders Growth Fund (one of the funds constituting John Hancock Capital Series, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
19	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2024.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $22,315,663 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	20

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Capital Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Sustainable Growth Advisers, LP (the Subadvisor), for John Hancock U.S. Global Leaders Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-May 30, 2024. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
21	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	22

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and the peer group median for the one-, three-, five-, and ten-year periods ended December 31, 2023. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index and the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund.
23	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |

The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is
| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	24

based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
25	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
| JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND	26

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
27	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3988693	26A 10/24
12/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President, Principal Executive Officer
Date:	December 16, 2024
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer, Principal Financial Officer
Date:	December 16, 2024